Intangible assets - Significant intangible assets (Details) - Product, marketing and distribution rights $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Acerta Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 6,263
Remaining amortisation period of intangible assets material to entity	13 years
ZS Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,794
Remaining amortisation period of intangible assets material to entity	13 years
Almirall and Actavis
Disclosure of intangible assets materials
Intangible assets material to entity	$ 706
Pearl Therapeutics
Disclosure of intangible assets materials
Intangible assets material to entity	$ 748
Pearl Therapeutics | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	9 years
Pearl Therapeutics | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	11 years
Daiichi Sankyo
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,709
RSV franchise | MedImmune
Disclosure of intangible assets materials
Intangible assets material to entity	$ 917
Remaining amortisation period of intangible assets material to entity	6 years
Farxiga/Forxiga | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 980
Remaining amortisation period of intangible assets material to entity	7 years
Bydureon | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 747
Remaining amortisation period of intangible assets material to entity	11 years
Onglyza | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 566
Remaining amortisation period of intangible assets material to entity	4 years
Respiratory | Almirall and Actavis | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	7 years
Respiratory | Almirall and Actavis | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	19 years
Other diabetes | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 507
Other diabetes | BMS | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	3 years
Other diabetes | BMS | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	6 years
Roxadustat | FibroGen
Disclosure of intangible assets materials
Intangible assets material to entity	$ 340
Merck
Disclosure of intangible assets materials
Intangible assets material to entity	$ 928
Merck | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	2 years
Merck | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	11 years
Merck | Ardea biosciences
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,172